Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables

	June 30, 2020	June 30, 2019
Sale, leases and services receivables	38,453	35,458
Less: Allowance for doubtful accounts	(3,735)	(2,653)
Total trade receivables	34,718	32,805
Prepaid expenses	13,496	7,982
Borrowings, deposits and others	10,029	4,119
Advances to suppliers	1,009	1,295
Tax receivables	804	637
Others	215	3,063
Total other receivables	25,553	17,096
Total trade and other receivables	60,271	49,901
Non-current	23,128	17,680
Current	37,143	32,221
Total	60,271	49,901

Schedule of allowance for doubtful accounts

	June 30, 2020	June 30, 2019
Beginning of the year	2,653	1,791
Adjustments previous periods (IFRS 9)	-	194
Additions (*)	1,028	780
Recovery	(109)	(61)
Currency translation adjustment	1,064	635
Deconsolidation	(20)	-
Receivables written off during the period/year as uncollectable	(717)	(464)
Transfer to assets held for sale	(20)	-
Incorporation by business combination	18	-
Inflation adjustment	(162)	(222)
End of the year	3,735	2,653

(*) The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note 24).

Schedule of an aging analysis of past due unimpaired and impaired receivables

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	Loss for bad debts
Leases and services	389	56	87	2,318	695	3,545	9,22%	(85)
Consumer financing	-	-	-	-	16	16	0,04%	9
Sale of properties and developments	189	5	5	712	1	912	2,37%	-
Sale of communication equipment	-	-	-	13,674	468	14,142	36,78%	-
Agricultural products	1,566	264	122	1,159	20	3,131	8,14%	-
Telecommunication services	1,485	-	447	12,240	2,535	16,707	43,45%	(392)
Total as of June 30, 2020	3,629	325	661	30,103	3,735	38,453	100,00%	(468)
								0
Leases and services	420	124	176	2,758	472	3,950	11,14%	(121)
Hotel services	-	-	-	147	-	147	0,42%	-
Consumer financing	-	-	-	-	23	23	0,06%	13
Sale of properties and developments	86	14	14	2,423	26	2,563	7,23%	-
Sale of communication equipment	-	-	-	14,234	204	14,438	40,72%	-
Telecommunication services	1,604	-	495	10,310	1,928	14,337	40,43%	(561)
Total as of June 30, 2019	2,110	138	685	29,872	2,653	35,458	100,00%	(669)